Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Global Long Short Fund
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 30 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page B-1 in Appendix B in the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses," which includes dividend and interest expenses relating to short sales, and "Acquired fund fees and expenses" are based on estimated expenses for the current fiscal year. Actual expenses may vary.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other expenses," which includes dividend and interest expenses relating to short sales, and "Acquired fund fees and expenses" are based on estimated expenses for the current fiscal year. Actual expenses may vary.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its goal primarily by taking long and short positions in the global securities markets, including emerging markets. The Fund uses long or short positions primarily in common and preferred equity securities and exchange traded funds (“ETFs”). The Fund may invest in securities of U.S. and non-U.S. companies of any market capitalization. The Fund may at any time have either a net long investment exposure or a net short investment exposure to the equity markets.

The Fund may use derivatives, without limitation, primarily: (i) futures contracts on stock indices; (ii) call and put options on securities, including writing (selling) calls against positions in the portfolio (“covered calls”) or writing (selling) puts on securities; (iii) swaps, including equity swaps, total return swaps, contracts for differences, credit default swaps, currency swaps, interest rate swaps, and options on swaps (swaptions); or (iv) forward foreign currency contracts. Any of these derivatives may be used in an effort to: enhance returns; manage or adjust the risk profile of the Fund or the risk of individual positions; replace more traditional direct investments; obtain exposure to certain markets; establish net short or net long positions for individual markets, currencies or securities; or hedge risk. The Portfolio Manager may choose not to hedge the Fund’s positions. The Fund may also invest in equity-linked investments to gain exposure to certain foreign securities, which may include participatory notes and other structured notes.

For investment purposes, the Fund (i) may borrow an amount up to 33 1/3% of its total assets (including the amount borrowed) less all liabilities other than borrowings, (ii) may invest the proceeds of a short sale, or (iii) may invest the collateral obtained from securities lending. The use of these practices creates leverage and increases both investment opportunity and investment risk.

The Portfolio Manager combines both a top-down, thematic framework and fundamental bottom-up stock analysis to identify and select what he believes to be attractive equity investment opportunities globally.

Typically, the Portfolio Manager identifies, analyzes and selects investment themes which may include structural or cyclical trends or developments as well as specific events in areas encompassing economics, politics, demographics, geopolitics, science, technology, sociology, regulation, business or popular culture. Theme selection is not static and is based on the Portfolio Manager’s assessment of each theme's relative attractiveness as an investment option.

For each theme selected, the Portfolio Manager endeavors to identify stocks that are related to it and quantify the extent to which the theme may affect those stocks' fundamentals and valuations. In selecting stocks, the Portfolio Manager conducts fundamental bottom-up analysis for each stock under consideration to gauge its attractiveness on an absolute basis as well as relative to existing portfolio holdings. The analysis typically includes an assessment of management quality, attractiveness of the industry structure, business model sustainability, including free cash flow generation, financial strength and a review of various market factors that the Portfolio Manager believes may impact stock price. For each stock analyzed, the Portfolio Manager determines what he believes to be an intrinsic value using various valuation methodologies and tools.

Ideally, long stock positions represent businesses with good or improving fundamentals that the Portfolio Manager believes stand to benefit as a theme unfolds and which are trading at a discount to his estimate of the businesses’ intrinsic values. Short stock positions ideally represent businesses with less attractive or deteriorating fundamentals that the Portfolio Manager believes stand to lose from the unfolding of a theme and which are trading at a premium to his estimate of the businesses’ intrinsic values. When deemed appropriate, the Portfolio Manager may use instruments including ETF’s, options or convertible securities in lieu of stocks. Short sales involve selling a security the Fund does not own in anticipation that the security's price will decline.

In the context of constructing the Fund, the Portfolio Manager builds a global stock portfolio that holds multiple themes concurrently. Where a geographic or sector impact may result from the unfolding of a theme, the Portfolio Manager may choose to seek or avoid exposure to certain specific geographic areas or sectors. As part of the ongoing monitoring of the Fund and its positions, the Portfolio Manager attempts to assess the extent to which investment themes that have been selected unfold or fade away, with particular attention being paid to the degree to which investment themes seem to be priced in by other market participants.

Under normal market conditions, the Fund will invest at least 40% of its total investment exposure (unless market conditions are not deemed favorable by the Portfolio Manager, in which case the Fund would invest at least 30% of its total investment exposure) in securities of issuers that (a) are organized or located outside the U.S., (b) trade primarily in a market located outside the U.S., or (c) derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their assets outside the U.S. For temporary defensive purposes, the Fund may deviate substantially from the allocation described above.

The Portfolio Manager allocates investments to sectors without reference to any benchmark; rather, sector allocations are based on the Portfolio Manager’s assessment of which sectors offer the most attractive risk-adjusted returns. At any time, the Fund has exposure to several investment themes and is diversified across regions and sectors, although the Fund has the flexibility to invest a significant portion of its assets in one country or region. Although the Fund does not seek to be market neutral, depending on market conditions, the Fund’s long investment exposure may equal the Fund’s short investment exposure.

The Portfolio Manager may reduce exposure to an investment under a number of conditions including: when an investment performs differently from the Portfolio Manager’s expectations, the stock reaching or moving beyond what the Portfolio Manager believes is its intrinsic value, when other opportunities appear more attractive or when a position has become too large in comparison to the rest of the portfolio.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the equity markets. The Fund’s use of derivative instruments will also affect its performance and may amplify the risks that are associated with these markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

There is no guarantee that the use of long and short positions will succeed in limiting the Fund’s exposure to market movements, sector-swings or other risk factors. The strategy used by the Fund may involve complex transactions that involve risks in addition to those of direct equity investments.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance.

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Market Direction Risk. Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Fund’s results could suffer both when there is a general market advance and the Fund holds significant “short” positions, or when there is a general market decline and the Fund holds significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Identification of Themes. Because the Fund’s investment program depends on the identification and development of investment themes, the Fund’s performance may suffer if the Portfolio Manager does not correctly identify such themes. Failure to correctly develop themes, or the failure of a theme to unfold in the way the Portfolio Manager anticipates, may result from many causes, including the following: governments or others may decide to oppose or delay certain economic, social or political themes; demographic or economic data necessary to understand correctly the way in which certain themes may unfold in some countries may be incorrect or incomplete; development of themes and their longevity may require attention to subtle cultural factors not always apparent to outside observers; or social and political changes or natural disasters in some parts of the world may alter the underlying conditions or affect the availability of natural resources necessary to an emerging theme.

Short Sale Risk. Short sales, at least theoretically, present unlimited loss on an individual security basis, since the Fund may be required to buy the security sold short at a time when the security has appreciated in value. Because the Fund may invest the proceeds of a short sale, another effect of short selling on the Fund is similar to the effect of leverage, in that it amplifies changes in the Fund’s net asset value (“NAV”) since it increases the exposure of the Fund to the market.

The Fund may not always be able to close out a short position at a favorable time and price. If the Fund covers its short sale at an unfavorable price, the cover transaction is likely to reduce or eliminate any gain, or cause a loss to the Fund. When the Fund is selling a security short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions). The Fund may utilize borrowings or the collateral obtained from securities lending for this cash. The need to maintain cash or other liquid assets in segregated accounts could limit the Fund's ability to pursue other opportunities as they arise.

Derivatives Risk. Derivatives involve risks different from, and in some respects greater than, those associated with more traditional investments. Derivatives can be highly complex, can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The Fund will likely be required to segregate assets to cover its obligations relating to its purchase of derivative instruments in a manner that satisfies contractual undertakings and regulatory requirements with respect to derivatives. The need to maintain cash or other liquid assets in segregated accounts could limit the Fund's ability to pursue other opportunities as they arise. Legislation adopted following the financial crisis requires new regulation of the derivatives markets and could limit the Fund’s ability to pursue its investment strategies. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Counterparty Risk. The Fund’s investments in derivatives involve, in addition to the risks posed by the markets and individual issuers, the risks associated with the Fund’s exposure to its counterparties. The Fund’s investments in the OTC derivatives market introduce counterparty risk due to the possibility that the dealer providing the derivative or other product will fail to timely perform its payment and other obligations. The Fund’s investments in the futures markets also introduce the risk that its futures commission merchant (“FCM”) could default on an obligation set forth in an agreement between the Fund and the FCM, including the FCM’s obligation to return margin posted in connection with the Fund’s futures contracts.

Equity-Linked Investment Risk. Equity-linked investments are subject to the same risks as direct investments in securities of the underlying foreign investment. If the underlying investment decreases in value, the value of the equity-linked investment will decrease in correlation; however, the performance of such investments will not correlate exactly to the performance of the underlying investment that they seek to replicate. Equity-linked investments are also subject to counterparty risk, which is the risk that the issuer of such investment may be unwilling or unable to fulfill its obligations. While some equity-linked investments may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of such investments will be willing to repurchase them when the Fund wishes to sell them.

Leverage Risk. Leverage amplifies changes in the Fund’s NAV. Borrowing, derivative instruments, short positions and securities lending may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses. In addition, the interest and other costs that the Fund pays to engage in these practices are additional costs borne by the Fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with leverage exceed the costs of the leverage, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage. There can be no assurance that the Fund’s use of any leverage will be successful and there is no specified limit on the amount that the Fund’s investment exposure can exceed its net assets. It is currently expected that the Fund’s investment program will have the effect of leveraging the Fund, sometimes by a significant amount. When the Fund utilizes certain of these practices, it must comply with certain asset coverage requirements, which at times may require the Fund to dispose of some of its holdings at unfavorable times or prices.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If the Portfolio Manager applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income.

Writing (selling) a call option obligates the Fund to sell the underlying security to a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a call option. A call option is “covered” if the Fund simultaneously holds an equivalent position in the security underlying the option. When the Fund writes a covered call option, it assumes the risk that it must sell the underlying security at a price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price.

Writing (selling) a put option obligates the Fund to acquire the underlying security from a purchaser of the option at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a put option. When the Fund writes a put option, it assumes the risk that it must purchase the underlying security at a price that may be higher than the market price of the security.

In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options.

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose burdensome taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. As a result, securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Geographic Risk. From time to time, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund invests in this manner, there is a greater risk that economic, political, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s investment performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds. Alternatively, the lack of exposure to one or more countries or geographic regions may adversely affect performance.

Currency Transaction Risk. Non-U.S. currency forward contracts or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund. Forward contracts are not guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the Fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the Fund. In respect of such trading, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform with respect to such contracts.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stock, participation in the growth of an issuer may be limited. Distributions on preferred stock are generally payable at the discretion of the issuer’s board of directors and after the company makes required payments to holders of its bonds and other debt securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

Convertible Securities Risk. The value of a convertible security typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks (and its price may be as volatile as that of the underlying stock) when the underlying stock’s price is high relative to the conversion price and is subject to the risks of debt securities (and is particularly sensitive to changes in interest rates) when the underlying stock’s price is low relative to the conversion price. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities (commonly known as “junk bonds”). In addition, because companies that issue convertible securities may be small- or mid-cap companies, to the extent the Fund invests in convertible securities, it will be subject to the risks of investing in such companies.

ETF Risk. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. Passively managed ETFs are subject to the risk that they may not replicate the performance of the index tracked by the ETF.

Other Investment Company Risk. Through its investment in ETFs and other investment companies, the Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them.

High Portfolio Turnover. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and/or may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the situation in the markets is widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The Fund’s investment program involves substantial use of a number of complex elements, including derivatives, leverage, and short sales. Most of these elements are subject to requirements for asset segregation and other regulatory or contractual requirements and limitations. During periods of unusual market behavior or heightened volatility, these elements may not behave or interact as anticipated. The Fund could find itself losing money on positions that it is unable to dispose of or offset because the relevant markets have suddenly become illiquid or are suffering other adverse conditions. The simultaneous occurrence of these events and others could result in losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance history will be available for the Fund after the Fund has been in operation for one calendar year. Until that time, visit www.nb.com or call 800-366-6264 for updated performance information. Past performance (both before and after taxes) is not a prediction of future results.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after the Fund has been in operation for one calendar year. Until that time, visit www.nb.com or call 800-366-6264 for updated performance information. Past performance (both before and after taxes) is not a prediction of future results.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not a prediction of future results.
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.51%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.23%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	3.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.77%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	839
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,385
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	839
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,385
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	1.51%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.23%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	3.77%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	3.52%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	455
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,080
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	355
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,080
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.23%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	2.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.41%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	244
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	751
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	244
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 751

[1]	For Class A shares, a contingent deferred sales charge (CDSC) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[2]	"Other expenses," which includes dividend and interest expenses relating to short sales, and "Acquired fund fees and expenses" are based on estimated expenses for the current fiscal year. Actual expenses may vary.
[3]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) of each class are limited to 2.16%, 2.91% and 1.80% of average net assets, respectively. Each of these undertakings lasts until 10/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 2.16%, 2.91% and 1.80% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.